Consolidated Statements of Income (Loss) - EUR (€)	12 Months Ended
	Dec. 31, 2019	[1]	Dec. 31, 2018	[2]	Dec. 31, 2017
Revenue and other income
Revenue from collaboration and licensing agreements	€ 68,974,000		€ 79,892,000	[3]	€ 32,631,000
Government financing for research expenditures	16,840,000		14,060,000		11,402,000
Total revenue and other income	85,814,000		93,952,000		44,033,000
Operating expenses
Research and development expenses	(78,844,000)		(69,555,000)		(67,000,000)
Selling, general and administrative expenses	(25,803,000)		(18,142,000)		(17,015,000)
Total operating expenses	(104,647,000)		(87,697,000)		(84,015,000)
Net income (loss) from distribution agreements	(8,219,000)		(1,109,000)
Operating income (loss)	(27,052,000)		5,146,000		(39,983,000)
Financial income	11,269,000		6,002,000		2,501,000
Financial expenses	(4,976,000)		(8,429,000)		(10,535,000)
Net financial income (loss)	6,293,000		(2,427,000)		(8,034,000)
Net income (loss) before tax	(20,759,000)		2,718,000		(48,016,000)
Income tax expense			333,000		(368,000)
Net income (loss)	€ (20,759,000)	[4],[5]	€ 3,049,000	[6],[7]	€ (48,385,000)
Basic income (loss) per share (€/share) (in EUR per share)	€ (0.31)		€ 0.05		€ (0.89)
Diluted income (loss) per share (€/share) (in EUR per share)	€ (0.31)		€ 0.05		€ (0.89)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	The impact of the application of the IFRS 15 standard is presented in Note 2.d.
[4]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[5]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[6]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[7]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.